RIGHT OF USE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
RIGHT OF USE ASSETS
Schedule of right of use assets and liabilities
	September 30, 2023	December 31, 2022
Assets:
ROU asset	$463,181	$181,006

Liabilities
Current:
Operating lease assets	$32,951	11,876
Non-current
Operating lease assets	428,909	$169,252

	December 31,
	2022	2021
Assets:
ROU asset	181,006	0

Liabilities
Current:
Operating lease assets	11,876	0
Non-current
Operating lease assets	169,252	0

Schedule of maturities of lease liabilities
As of September 30, 2023, remaining maturities of lease liabilities were as follows:
2024	32,951
2025	36,401
2026	40,214
2027	50,326
2028 and thereafter	301,968
461,860

2023	11,876
2024	13,119
2025	14,494
2026	16,011
2027 and thereafter	125,628
181,128